Investment in Joint Venture (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) item
Disclosure of joint ventures [line items]
Number of nominees in the board of directors from each party in the joint venture | item	2
Proceeds from sales of investment property	$ 1,035
Loss on disposal of transferred assets	(146)
Capitalized cost of equity investment	35
Legal costs capitalized	$ 93
2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Number of Board of Directors in joint venture | item	5
Sold joint venture assets	$ 2,030
Kolon Hydrogenics [member]
Disclosure of joint ventures [line items]
Number of Board of Directors in joint venture | item	4
Enbridge [member]
Disclosure of joint ventures [line items]
Equity investment percentage	49.00%
Number of nominees in the board of directors from each party in the joint venture | item	3
Proceeds from sales of investment property	$ 995
Kolon Water And Energy Co. Ltd [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%
Number of nominees in the board of directors from each party in the joint venture | item	2